Item G.1.a.ii. Provision of financial support. If the Registrant responded “YES” to Item B.14., provide the following information (unless the Registrant is a Money Market Fund):

(a) Description of nature of support: Cash subscription into the T. Rowe Price Institutional Africa & Middle East Fund (the fund)

(b) Person providing support: T. Rowe Price Associates, Inc. (Price Associates)

(c) Brief description of relationship between the person providing support and the Registrant: Price Associates is the Investment Advisor to the fund

(d) Date support provided: 11/22/19 and 1/9/20

(e) Amount of support:  $1,550,000 and $2,101,000, respectively

(f) Security supported (if applicable). Disclose the full name of the issuer, the title of the issue (including coupon or yield, if applicable) and at least two identifiers, if available (e.g., CIK, CUSIP, ISIN, LEI). N/A

(g) Value of security supported on date support was initiated (if applicable): N/A

(h) Brief description of reason for support: Price Associates purchased shares of the fund to provide it with additional liquid assets so that it could maintain its internal liquidity threshold.

(i) Term of support: Price Associates’ investment in the fund remained through the fund’s liquidation date (5/8/20)

(j) Brief description of any contractual restrictions relating to support: N/A